INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ (771)	$ (274)
Deferred income tax recovery (expense)	(4,175)	3,110
Income tax expense	$ (4,946)	$ 2,836